Earnings (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) Per Share (Parenthetical) (Detail) In Millions, unless otherwise specified	2 Months Ended
Mar. 31, 2013
Restricted Stock [Member]
Earnings Per Share [Line Items]
Anti-dilutive securities excluded from diluted earning per share	0.2
Operating Partnership Units [Member]
Earnings Per Share [Line Items]
Anti-dilutive securities excluded from diluted earning per share	42.6